Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Disclosure of Balance sheet amounts relating to leases

	As at 31 December
	202 1	202 2
	RMB’000	RMB’000
Right-of-use assets
Land use rights	380,764	363,720
Buildings	3,288	14,540
Equipment	625	373
Others	966	1,172

	385,643	379,805

Lease liabilities
Current	3,229	8,738
Non-current	1,384	7,513

	4,613	16,251

Disclosure of Maturity analysis for lease liabilities	At 31 December 2022, the lease liabilities were repayable as follows:

2022
RMB’000
Within 1 year	8,738
After 1 year but within 2 years	6,945
After 2 years but within 5 years	568

16,251

Disclosure of Income statement amounts relating to leases

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Depreciation charge of right-of-use assets
Land use rights	(15,965)	(17,044)	(17,044)
Buildings	(15,481)	(15,677)	(14,089)
Equipment	(449)	(399)	(547)
Others	(758)	(1,187)	(1,238)

	(32,653)	(34,307)	(32,918)

Interest expense (included in Finance expenses)	(887)	(537)	(1,039)
Expense relating to short-term leases (included in Cost of sales)	(3,731)	(6,938)	(14,774)